Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0001750704
Registrant Name	HawkEye 360, Inc.
Registration File Number	333-294965
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES